Concession Financial and Sector Assets and Liabilities - Schedule of Sector Financial Assets and Liabilities Net (Parenthetical) (Details) R$ in Millions	Dec. 31, 2023 BRL (R$)
Concession Financial and Sector Assets and Liabilities
Transfer to other assets group	R$ 1,550